Summary of number and weighted average exercise prices of equity settled deferred shares units (Details) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	74,371	64,735
Number of Options, Granted	12,949	21,712
Number of Options, Ending	80,062	79,091
Equity Settled Deferred Share Units [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Beginning
Beginning value
Number of Options, Granted	65,000
Granted, value	411
Number of Options, Ending	65,000
Ending, value	411